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                       AIM VARIABLE INSURANCE FUNDS, INC.

                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                      AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                        AIM V.I. GROWTH AND INCOME FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                              AIM V.I. VALUE FUND

                         Supplement dated May 16, 1997
                      to the Prospectus dated May 1, 1997


The individuals on the management team who are primarily responsible for the day-to-day management of the International Fund are A. Dale Griffin, III, Clas
G. Olsson, Paul A. Rogge and Barrett K. Sides.